UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-02671

DWS Municipal Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2011

ITEM 1.	REPORT TO STOCKHOLDERS

NOVEMBER 30, 2011 Semiannual Report to Shareholders

DWS Managed Municipal Bond Fund

Contents
4 Performance Summary
8 Information About Your Fund's Expenses
10 Portfolio Summary
12 Investment Portfolio
39 Statement of Assets and Liabilities
41 Statement of Operations
42 Statement of Cash Flows
43 Statement of Changes in Net Assets
44 Financial Highlights
49 Notes to Financial Statements
60 Investment Management Agreement Approval
64 Summary of Management Fee Evaluation by Independent Fee Consultant
68 Account Management Resources
69 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. The fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the fund's gains or losses. Although the fund seeks income that is federally tax-free, a portion of the fund's distributions may be subject to federal, state and local taxes, including the alternative minimum tax. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary November 30, 2011
Average Annual Total Returns as of 11/30/11
Unadjusted for Sales Charge	6-Month*	1-Year	3-Year	5-Year	10-Year
Class A	3.51%	5.35%	8.61%	4.33%	4.69%
Class B	3.09%	4.50%	7.72%	3.51%	3.87%
Class C	3.24%	4.55%	7.79%	3.55%	3.89%
Adjusted for the Maximum Sales Charge
Class A (max 2.75% load)	0.67%	2.46%	7.60%	3.75%	4.40%
Class B (max 4.00% CDSC)	-0.91%	1.50%	7.14%	3.34%	3.87%
Class C (max 1.00% CDSC)	2.24%	4.55%	7.79%	3.55%	3.89%
No Sales Charges						Life of Institutional Class*
Class S	3.61%	5.55%	8.81%	4.54%	4.92%	N/A
Institutional Class	3.67%	5.64%	8.88%	4.60%	N/A	4.61%
Barclays Capital Municipal Bond Index+	4.40%	6.53%	8.41%	4.75%	5.08%	4.81%

* Total returns shown for periods less than one year are not annualized.

* Institutional Class shares commenced operations on August 19, 2002. Index returns began on August 31, 2002.
Average Annual Total Returns as of 9/30/11 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	2.38%	7.91%	4.56%	4.64%
Class B	1.54%	7.03%	3.74%	3.83%
Class C	1.60%	7.09%	3.78%	3.84%
Adjusted for the Maximum Sales Charge
Class A (max 2.75% load)	-0.44%	6.91%	3.98%	4.35%
Class B (max 4.00% CDSC)	-1.39%	6.44%	3.57%	3.83%
Class C (max 1.00% CDSC)	1.60%	7.09%	3.78%	3.84%
No Sales Charges					Life of Institutional Class*
Class S	2.57%	8.11%	4.78%	4.87%	N/A
Institutional Class	2.65%	8.18%	4.83%	N/A	4.69%
Barclays Capital Municipal Bond Index+	3.88%	8.08%	5.01%	5.09%	4.88%

* Institutional Class shares commenced operations on August 19, 2002. Index returns began on August 31, 2002.

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2011 are 0.83%, 1.64%, 1.61%, 0.64% and 0.59% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A portion of the Fund's distributions may be subject to federal, state and local taxes and the alternative minimum tax.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Managed Municipal Bond Fund — Class A [] Barclays Capital Municipal Bond Index+

Yearly periods ended November 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Barclays Capital Municipal Bond Index is an unmanaged, market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 11/30/11	$8.92	$8.92	$8.92	$8.93	$8.92
5/31/11	$8.82	$8.82	$8.81	$8.83	$8.82
Distribution Information: Six Months as of 11/30/11: Income Dividends	$.21	$.17	$.17	$.22	$.22
November Income Dividend	$.0342	$.0284	$.0287	$.0354	$.0361
SEC 30-day Yield++ as of 11/30/11	3.36%	2.66%	2.70%	3.62%	3.72%
Tax Equivalent Yield++ as of 11/30/11	5.17%	4.09%	4.15%	5.57%	5.72%
Current Annualized Distribution Rate++ as of 11/30/11	4.60%	3.82%	3.86%	4.76%	4.86%

++ The SEC yield is net investment income per share earned over the month ended November 30, 2011, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%. Current annualized distribution rate is the latest monthly dividend shown as a percentage of net asset value on November 30, 2011. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical, not guaranteed, and will fluctuate.
Morningstar Rankings — Municipal National Long Funds Category as of 11/30/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	189	of	246	76
3-Year	101	of	225	45
5-Year	38	of	211	18
10-Year	50	of	181	27
Class B 1-Year	220	of	246	89
3-Year	172	of	225	76
5-Year	114	of	211	54
10-Year	126	of	181	69
Class C 1-Year	219	of	246	89
3-Year	170	of	225	75
5-Year	106	of	211	50
10-Year	123	of	181	68
Class S 1-Year	177	of	246	72
3-Year	88	of	225	39
5-Year	24	of	211	11
10-Year	24	of	181	13
Institutional Class 1-Year	173	of	246	70
3-Year	82	of	225	36
5-Year	21	of	211	10

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2010 to November 30, 2011).

The tables illustrate your Fund's expenses in two ways:

·Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

· Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment (Including Interest Expense)* for the six months ended November 30, 2011
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/11	$1,035.10	$1,030.90	$1,032.40	$1,036.10	$1,036.70
Expenses Paid per $1,000**	$4.12	$8.28	$7.98	$3.16	$2.75
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/11	$1,020.95	$1,016.85	$1,017.15	$1,021.90	$1,022.30
Expenses Paid per $1,000**	$4.09	$8.22	$7.92	$3.13	$2.73

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Managed Municipal Bond Fund	.81%	1.63%	1.57%	.62%	.54%

Expenses and Value of a $1,000 Investment (Excluding Interest Expense)* for the six months ended November 30, 2011
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/11	$1,035.10	$1,030.90	$1,032.40	$1,036.10	$1,036.70
Expenses Paid per $1,000**	$3.82	$7.97	$7.67	$2.90	$2.44
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/11	$1,021.25	$1,017.15	$1,017.45	$1,022.15	$1,022.60
Expenses Paid per $1,000**	$3.79	$7.92	$7.62	$2.88	$2.43

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Managed Municipal Bond Fund	.75%	1.57%	1.51%	.56%	.48%

* Interest expense represents interest and fees on floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio)	11/30/11	5/31/11

Revenue Bonds	70%	70%
General Obligation Bonds	17%	16%
Lease Obligations	8%	9%
ETM/Prerefunded	5%	5%
	100%	100%

Quality	11/30/11	5/31/11

AAA	5%	6%
AA	31%	27%
A	42%	43%
BBB	19%	19%
Below BBB	1%	2%
Not Rated	2%	3%
	100%	100%

Interest Rate Sensitivity	11/30/11	5/31/11

Effective Maturity	7.2 years	9.9 years
Effective Duration	6.0 years	6.4 years

Effective maturity is the weighted average of the maturity date of the bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Asset allocation and interest rate sensitivity are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Top Five State Allocations (As a % of Investment Portfolio)	11/30/11	5/31/11

California	18%	19%
Illinois	12%	11%
Texas	10%	10%
Florida	6%	6%
Massachusetts	6%	6%

Top five state allocations are subject to change.

For more complete details about the Fund's investment portfolio, see page 12. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of November 30, 2011 (Unaudited)
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 95.2%
Alabama 1.0%
Alabama, State Public School & College Authority, Capital Improvement, 5.0%, 12/1/2023	35,000,000	39,126,850
Phoenix County, AL, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	3,999,800
		43,126,650
Alaska 0.3%
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	11,646,030
Arizona 1.6%
Arizona, Health Facilities Authority Revenue, Banner Health System, Series D, 5.375%, 1/1/2032	12,000,000	12,517,440
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032	1,600,000	1,494,048
5.0%, 12/1/2037	8,405,000	7,731,255
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, 5.0%, 10/1/2030	6,250,000	6,919,375
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2040	22,775,000	23,051,489
Series A, 5.25%, 7/1/2033	20,885,000	21,815,636
		73,529,243
Arkansas 0.3%
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 7/1/2015, INS: NATL	10,780,000	11,686,921
California 17.0%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	650,000	764,264
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	355,000	439,231
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.5%, 4/1/2043	13,000,000	13,889,850
Series F-1, 5.625%, 4/1/2044	11,500,000	12,453,005
California, Educational Facilities Authority Revenue, University of Southern California, Series A, 5.0%, 10/1/2038	6,925,000	7,299,227
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2045, INS: AGC	10,275,000	9,801,939
California, Health Facilities Financing Authority Revenue, Adventist Health System, Series A, 5.75%, 9/1/2039	5,000,000	5,220,150
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series A, 6.0%, 7/1/2034	10,000,000	10,797,900
Series A, 6.0%, 7/1/2039	7,500,000	8,053,950
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, 6.25%, 2/1/2039	7,800,000	8,354,268
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	15,315,000	17,759,887
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series A-1, 5.0%, 6/1/2033	37,575,000	25,644,186
California, State Department of Water Resources Revenue, Series 2008-W, Prerefunded, 5.5%, 12/1/2015	25,000	25,004
California, State General Obligation:
5.0%, 9/1/2032	10,000,000	10,132,100
6.25%, 11/1/2034	20,655,000	23,400,049
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023, INS: AGMC	25,000,000	27,083,500
5.0%, 3/1/2027	8,000,000	8,333,360
5.0%, 12/1/2031, INS: NATL	1,045,000	1,060,320
5.125%, 11/1/2024	5,000,000	5,313,650
5.25%, 9/1/2026	18,765,000	20,634,744
5.25%, 9/1/2030	5,000,000	5,315,400
5.25%, 10/1/2032	12,000,000	12,567,240
6.0%, 4/1/2038	22,915,000	25,365,072
6.0%, 11/1/2039	50,000,000	55,670,000
6.5%, 4/1/2033	58,440,000	68,191,298
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	10,000,000	10,882,800
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2021	2,500,000	2,586,575
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2029	2,000,000	2,169,160
California, State Public Works Board, Lease Revenue, Department of Mental Health:
Series A, 5.5%, 6/1/2021	5,275,000	5,636,496
Series A, 5.5%, 6/1/2022	1,400,000	1,495,942
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series C, 5.0%, 6/1/2025	2,500,000	2,517,250
Series C, 5.5%, 6/1/2020	5,000,000	5,275,950
California, State University Revenue, Series A, 5.25%, 11/1/2038	10,000,000	10,407,500
California, Statewide Communities Development Authority Revenue, LA County Museum of Art, Series B, 0.07%**, 12/1/2037, LOC: Union Bank NA	9,000,000	9,000,000
Contra Costa County, CA, Multi-Family Housing Revenue, Creekview Apartments, Series B, 144A, AMT, 0.13%**, 7/1/2036, LIQ: Freddie Mac	6,000,000	6,000,000
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037, INS: AMBAC	13,085,000	13,656,553
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	10,000,000	9,722,200
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	4,649,300
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	19,836,718
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.12%**, 12/1/2032, LIQ: Freddie Mac	4,000,000	4,000,000
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039 (a)	12,000,000	13,075,320
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,321,550
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	25,000,000	26,220,500
Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Series A-3, 0.08%**, 7/1/2035, SPA: ScotiaBank	1,050,000	1,050,000
Los Angeles, CA, Wastewater Systems Revenue, Series C, 144A, 0.11%**, 6/1/2028, LOC: JPMorgan Chase Bank NA	1,400,000	1,400,000
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014, INS: FGIC, NATL	4,235,000	4,011,985
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014, INS: AMBAC	2,000,000	2,105,340
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	16,842,080
Series B, 5.25%, 7/1/2039	12,000,000	12,655,320
Orange County, CA, Water District, Certificates of Participation, Series A, 0.11%**, 8/1/2042, LOC: Citibank NA	4,500,000	4,500,000
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015, INS: FGIC, NATL	1,000,000	936,160
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026, INS: AGMC	10,455,000	11,277,913
Series U, 5.0%, 8/15/2028, INS: AGMC	8,175,000	8,718,229
San Diego County, CA, Regional Airport Authority Revenue, Series A, 5.0%, 7/1/2034	7,000,000	7,104,650
San Diego, CA, Community College District General Obligation, Election of 2002, 5.25%, 8/1/2033	5,000,000	5,424,500
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	6,100,000	6,466,732
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014, INS: FGIC, NATL	1,000,000	969,410
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series 37C, 0.1%**, 5/1/2029, LOC: Union Bank NA	2,895,000	2,895,000
Series 32-G, 5.0%, 5/1/2026, INS: FGIC, NATL	8,565,000	9,043,098
Series F, 5.0%, 5/1/2035	27,500,000	28,192,175
Series E, 6.0%, 5/1/2039	35,000,000	38,802,750
San Francisco, CA, City & County Certificates of Participation, Multiple Capital Improvement Projects, Series A, 5.25%, 4/1/2031	7,860,000	8,172,042
San Joaquin County, CA, County General Obligation Lease, Facilities Project, 5.5%, 11/15/2013, INS: NATL	2,680,000	2,756,621
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2012, INS: NATL	5,000,000	4,970,000
Series A, Zero Coupon, 1/15/2013, INS: NATL	35,295,000	33,087,298
Series A, Zero Coupon, 1/15/2014, INS: NATL	14,905,000	13,125,045
Ukiah, CA, School District General Obligation Lease, Zero Coupon, 8/1/2015, INS: FGIC, NATL	2,000,000	1,824,340
Vallejo City, CA, Unified School District General Obligation, Series A, 5.9%, 2/1/2022, INS: NATL	1,905,000	2,001,450
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	10,088,900
		774,444,446
Colorado 3.6%
Colorado, E-470 Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2016, INS: NATL	5,000,000	3,986,750
Series A-1, 5.5%, 9/1/2024, INS: NATL	4,000,000	3,988,760
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	15,000,000	12,808,800
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co., Inc.	30,000,000	32,460,000
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2032 (b)	8,630,000	9,080,486
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014, INS: NATL	6,380,000	5,675,074
Series B, Zero Coupon, 9/1/2015, INS: NATL	17,120,000	14,436,440
Series B, Zero Coupon, 9/1/2017, INS: NATL	8,000,000	6,002,960
Series B, Zero Coupon, 9/1/2018, INS: NATL	20,560,000	14,420,578
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	23,800,920
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	4,258,660
Series A, 5.75%, 9/1/2014, INS: NATL	14,700,000	15,659,469
Douglas County, CO, School District General Obligation, 7.0%, 12/15/2013, INS: NATL	2,500,000	2,808,800
University of Colorado, Enterprise Revenue, 5.25%, 6/1/2036	11,500,000	12,546,385
		161,934,082
Connecticut 0.8%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	13,000,000	13,709,800
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, 5.0%, 7/1/2041	20,000,000	20,021,800
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,517,055
		36,248,655
District of Columbia 0.3%
District of Columbia, Core City General Obligation, Series B3, 5.5%, 6/1/2012, INS: NATL	340,000	348,303
District of Columbia, National Public Radio Revenue, Series A, 5.0%, 4/1/2035	5,000,000	5,163,100
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023, INS: AGMC	5,000,000	6,284,050
		11,795,453
Florida 4.9%
Clearwater, FL, Water & Sewer Revenue, Series A, 5.25%, 12/1/2039	2,000,000	2,146,400
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018, INS: FGIC	1,250,000	1,518,412
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018, INS: AMBAC	2,000,000	1,626,700
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	1,000,000	1,249,760
Jacksonville, FL, Health Facilities Authority, ETM, 11.5%, 10/1/2012	85,000	92,885
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,745,520
Marco Island, FL, Utility Systems Revenue:
Series A, 5.0%, 10/1/2034	1,000,000	1,038,650
Series A, 5.0%, 10/1/2040	1,000,000	1,030,540
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016, INS: FGIC	1,350,000	1,258,416
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	15,359,550
Series A, 5.5%, 10/1/2041	30,000,000	31,009,500
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series C, AMT, 5.25%, 10/1/2022, INS: AGMC	20,000,000	21,358,400
Series A-1, 5.375%, 10/1/2035	1,000,000	1,034,030
Series A-1, 5.375%, 10/1/2041	19,290,000	19,779,387
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	6,700,000	6,909,643
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014, INS: NATL	2,195,000	1,936,934
Series A, Zero Coupon, 10/1/2022, INS: NATL	7,000,000	3,864,910
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	17,800,000	18,767,252
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project, 5.75%, 10/1/2043	10,000,000	10,217,100
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, 6.25%, 10/1/2016, INS: NATL	1,100,000	1,229,294
Series 2006-A, ETM, 6.25%, 10/1/2016, INS: NATL	70,000	83,518
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series B, 5.25%, 12/1/2029, INS: AGMC	6,500,000	6,802,185
Series A, 6.25%, 10/1/2018, INS: NATL	500,000	580,455
Series C, 6.25%, 10/1/2021, INS: NATL	6,000,000	7,004,460
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016, INS: NATL	2,830,000	3,376,501
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	16,215,000	16,792,416
Series A, 5.0%, 7/1/2040	11,895,000	12,250,185
6.5%, 7/1/2012, INS: FGIC, NATL	1,000,000	1,032,680
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	480,000	477,427
Palm Beach County, FL, Airport Systems Revenue:
5.75%, 10/1/2013, INS: NATL	3,770,000	4,053,881
5.75%, 10/1/2014, INS: NATL	755,000	836,699
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015, INS: FGIC, NATL	110,000	129,323
Palm Beach County, FL, Jewish Community Campus Project Revenue, 0.22%**, 3/1/2030, LOC: Northern Trust Co.	1,110,000	1,110,000
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035, INS: AGC	2,600,000	2,707,848
5.25%, 9/1/2035, INS: AGC	3,000,000	3,157,200
Sunrise, FL, Water & Sewer Revenue, Utility Systems, ETM, 5.5%, 10/1/2018, INS: AMBAC (a)	12,500,000	14,936,250
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016, INS: AMBAC	1,005,000	1,182,935
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	2,075,000	2,251,852
Tampa, FL, Utility Tax Revenue, Zero Coupon, 10/1/2014, INS: AMBAC	3,165,000	2,988,361
		224,927,459
Georgia 4.7%
Atlanta, GA, Airport Revenue, Series A, 5.0%, 1/1/2035	2,470,000	2,535,159
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, 5.0%, 7/1/2039	5,000,000	5,186,650
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019, INS: FGIC, NATL	13,000,000	15,606,110
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.375%, 11/1/2039, INS: AGMC	40,000,000	42,322,000
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033, INS: AGMC	10,000,000	10,494,600
Series B, 5.5%, 1/1/2033	4,000,000	4,164,280
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	8,225,000	8,245,892
Series A, 5.5%, 2/15/2045	20,000,000	20,175,600
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019	17,440,000	18,861,534
Series B, 5.0%, 3/15/2019	5,000,000	5,036,450
Series A, 5.0%, 3/15/2020	2,700,000	2,924,667
Series B, 5.0%, 3/15/2020	5,000,000	4,989,050
Series A, 5.0%, 3/15/2022	17,340,000	18,302,023
Series A, 5.5%, 9/15/2023	5,000,000	5,072,350
Series A, 5.5%, 9/15/2024	4,635,000	4,620,493
Series A, 5.5%, 9/15/2027	5,000,000	4,878,350
Series A, 5.5%, 9/15/2028	5,000,000	4,857,750
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	18,700,000	20,399,830
Georgia, Municipal Electric Authority Power Revenue:
Series 2005-Y, 6.4%, 1/1/2013, INS: AMBAC	2,215,000	2,273,520
Series Y, ETM, 6.4%, 1/1/2013, INS: AMBAC	140,000	144,906
Series V, 6.5%, 1/1/2012, INS: FGIC, NATL	1,085,000	1,089,611
Series X, 6.5%, 1/1/2012, INS: NATL	770,000	773,273
Series W, 6.6%, 1/1/2018, INS: NATL	11,095,000	12,576,404
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, ETM, 6.6%, 1/1/2018, INS: NATL	190,000	229,725
		215,760,227
Hawaii 0.8%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	16,800,000	17,158,008
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	6,000,000	6,495,180
Honolulu City & County, HI, Wastewater Systems Revenue, Series A, 5.25%, 7/1/2036	10,285,000	11,227,209
		34,880,397
Idaho 0.3%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	11,162,375
Illinois 12.4%
Chicago, IL, Core City General Obligation:
Zero Coupon, 1/1/2017, INS: FGIC, NATL	20,000,000	16,894,800
Series A, 5.375%, 1/1/2013, INS: NATL	10,930,000	11,136,358
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2025, INS: AMBAC	13,985,000	14,392,103
Series B, 5.125%, 1/1/2015, INS: AMBAC	1,960,000	2,115,369
Series A, 5.25%, 1/1/2035	10,125,000	10,415,587
Chicago, IL, O'Hare International Airport Revenue:
Series A-2, AMT, 5.75%, 1/1/2019, INS: AGMC	12,975,000	13,836,151
Third Lien, Series A, 5.75%, 1/1/2039	13,650,000	14,841,372
Third Lien, Series B, 6.0%, 1/1/2041	25,000,000	27,623,000
Series C, 6.5%, 1/1/2041	26,700,000	30,613,152
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014, INS: AMBAC	2,155,000	2,243,118
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016, INS: NATL	11,025,000	12,613,923
Series A, 6.0%, 1/1/2020, INS: NATL	46,340,000	52,814,625
Series A, 6.25%, 1/1/2015, INS: NATL	28,725,000	30,442,180
Chicago, IL, School District General Obligation Lease, Public Housing Revenue, Series A, 5.25%, 12/1/2011, INS: NATL	4,990,000	4,990,599
Chicago, IL, School District Revenue Lease, Board of Education, ETM, 6.25%, 12/1/2011, INS: NATL	1,600,000	1,600,272
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012, INS: FGIC, NATL	6,350,000	6,293,993
Zero Coupon, 11/1/2018, INS: AMBAC	5,165,000	4,043,575
Chicago, IL, Water Revenue, 5.0%, 11/1/2023, INS: AGMC	10,000,000	10,861,300
Cook County, IL, County General Obligation, 6.5%, 11/15/2014, INS: FGIC, NATL	18,560,000	21,301,683
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	5,500,000	5,647,070
Series A, 5.5%, 4/1/2044	5,500,000	5,688,925
Series D, 6.5%, 11/1/2038	4,085,000	4,518,664
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	16,000,000	16,015,360
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	12,299,650
5.5%, 4/1/2039	4,800,000	4,829,808
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	22,990,000	23,517,161
Illinois, Finance Authority Revenue, Park Place of Elmhurst, Series D-3, 6.25%, 8/15/2015	5,000,000	4,856,550
Illinois, Finance Authority Revenue, Rehabilitation Institute of Chicago, Series A, 0.13%**, 4/1/2039, LOC: JPMorgan Chase Bank NA	1,850,000	1,850,000
Illinois, Finance Authority Revenue, Roosevelt University Project, 6.5%, 4/1/2044	10,000,000	10,428,400
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015, INS: NATL	3,300,000	3,055,173
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,002,540
6.25%, 8/15/2013, INS: NATL	1,275,000	1,327,186
Series A, 6.25%, 1/1/2015, INS: AMBAC	9,525,000	10,126,504
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Capital Appreciation:
Zero Coupon, 6/15/2013, INS: NATL	4,045,000	3,935,866
ETM, Zero Coupon, 6/15/2013, INS: NATL	3,520,000	3,485,926
Illinois, Municipal Electric Agency Power Supply:
Series A, 5.25%, 2/1/2023, INS: FGIC, NATL	3,500,000	3,785,110
Series A, 5.25%, 2/1/2024, INS: FGIC, NATL	2,500,000	2,684,200
Illinois, Pollution Control Revenue, Development Finance Authority, 5.85%, 1/15/2014, INS: AMBAC	5,000,000	5,393,950
Illinois, Project Revenue, Zero Coupon, 1/1/2014, INS: AGMC	17,975,000	17,174,753
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2016, INS: FGIC, NATL	10,000,000	8,742,500
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 6.0%, 6/1/2028	17,315,000	18,256,936
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	8,044,820
Series A, 6.7%, 11/1/2021, INS: FGIC, NATL	25,800,000	30,698,904
Illinois, Sales & Special Tax Revenue:
6.25%, 12/15/2011, INS: AMBAC	820,000	821,730
6.25%, 12/15/2020, INS: AMBAC	6,975,000	7,876,658
Series P, 6.5%, 6/15/2013	790,000	826,087
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018, INS: NATL	6,660,000	5,148,913
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012, INS: NATL	645,000	664,066
Kane Cook & Du Page Counties, IL, School District General Obligation:
Series B, Zero Coupon, 1/1/2012, INS: AGMC	1,300,000	1,298,804
Series B, Zero Coupon, 1/1/2013, INS: AGMC	1,095,000	1,074,184
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017, INS: AGMC	1,885,000	2,374,026
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013, INS: FGIC, NATL	5,880,000	5,516,675
Series B, Zero Coupon, 12/1/2014, INS: FGIC, NATL	5,985,000	5,389,014
Skokie, IL, Other General Obligation, Park District, Series B, ETM, Zero Coupon, 12/1/2011, INS: AMBAC	3,000,000	2,999,970
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	330,000	330,053
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2011, INS: FGIC, NATL	4,145,000	4,144,958
Series B, Zero Coupon, 12/1/2012, INS: FGIC, NATL	2,480,000	2,465,021
Series B, Zero Coupon, 12/1/2013, INS: FGIC, NATL	12,030,000	11,782,904
Series B, Zero Coupon, 12/1/2014, INS: FGIC, NATL	10,255,000	9,847,774
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, ETM, Zero Coupon, 11/1/2015, INS: AGMC	8,000,000	7,617,440
		566,617,393
Indiana 1.4%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016, INS: NATL	10,160,000	11,237,569
Series B, 6.0%, 1/1/2012, INS: NATL	1,750,000	1,758,505
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	5,230,000	5,772,194
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	1,719,186
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,580,000	4,596,717
ETM, 6.0%, 7/1/2012, INS: NATL	1,535,000	1,583,239
ETM, 6.0%, 7/1/2013, INS: NATL	1,620,000	1,750,082
ETM, 6.0%, 7/1/2014, INS: NATL	1,720,000	1,933,175
ETM, 6.0%, 7/1/2015, INS: NATL	1,825,000	2,120,871
6.0%, 7/1/2016, INS: NATL	465,000	520,851
ETM, 6.0%, 7/1/2016, INS: NATL	1,470,000	1,787,961
6.0%, 7/1/2017, INS: NATL	490,000	549,932
ETM, 6.0%, 7/1/2017, INS: NATL	1,560,000	1,948,643
6.0%, 7/1/2018, INS: NATL	520,000	586,087
ETM, 6.0%, 7/1/2018, INS: NATL	1,655,000	2,103,704
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	8,508,160
Indiana, State Transportation Finance Authority, Series A, 5.75%, 6/1/2012, INS: AMBAC	2,570,000	2,635,124
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	2,525,000	2,785,529
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	10,618,800
		64,516,329
Iowa 0.0%
Iowa, Finance Authority, Small Business Development Revenue, Corporate Center Associates LP Project, 0.14%**, 9/1/2020, LOC: Wells Fargo Bank NA	900,000	900,000
Kansas 0.1%
Kansas, Pollution Control Revenue, Development Financing Authority, Series II, 5.5%, 11/1/2017	1,000,000	1,229,120
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, 5.0%, 11/15/2034	3,590,000	3,616,889
		4,846,009
Kentucky 1.5%
Jeffersontown, KY, Lease Program Revenue, Kentucky League of Cities Funding Trust, 0.12%**, 3/1/2030, LOC: U.S. Bank NA	2,355,000	2,355,000
Kentucky, Economic Development Finance Authority, Health Systems Revenue, Norton Healthcare:
Series C, 5.6%, 10/1/2012, INS: NATL	9,110,000	9,406,895
Series C, 5.7%, 10/1/2013, INS: NATL	5,495,000	5,853,384
Series C, ETM, 5.7%, 10/1/2013, INS: NATL	2,750,000	2,992,165
Series C, 5.8%, 10/1/2014, INS: NATL	3,420,000	3,652,560
Series C, Prerefunded, 5.8%, 10/1/2014, INS: NATL	1,710,000	1,891,534
Series C, 5.85%, 10/1/2015, INS: NATL	3,490,000	3,709,626
Series C, Prerefunded, 5.85%, 10/1/2015, INS: NATL	1,745,000	1,931,837
Series C, 5.9%, 10/1/2016, INS: NATL	4,330,000	4,593,913
Series C, Prerefunded, 5.9%, 10/1/2016, INS: NATL	2,170,000	2,404,316
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	11,000,000	11,613,030
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038, INS: AGC	4,500,000	4,745,925
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	15,000,000	14,756,400
		69,906,585
Louisiana 0.6%
East Baton Rouge, LA, Sewer Commission Revenue, Series A, 5.25%, 2/1/2039	10,000,000	10,526,600
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,095,850
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	12,000,000	11,823,600
		27,446,050
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	9,787,513
Maryland 0.5%
Baltimore, MD, Project Revenue, Waste Water Projects, Series A, 5.0%, 7/1/2036	2,770,000	2,987,528
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012, INS: FGIC	3,100,000	3,193,434
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2016	1,000,000	856,890
Series A, 5.0%, 12/1/2031	20,000,000	12,450,400
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	3,400,000	3,834,486
		23,322,738
Massachusetts 4.6%
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	10,000,000	11,160,000
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	5,500,000	5,973,770
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, ETM, 6.25%, 7/1/2012, INS: AMBAC	170,000	173,266
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,420,000	3,857,334
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	445,000	502,801
Massachusetts, Project Revenue, Prerefunded, 9.2%, 12/15/2031, GTY: Harvard Pilgrim HealthCare, Inc.	17,000,000	18,862,860
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, Prerefunded, 9.15%, 12/15/2023, GTY: Harvard Pilgrim HealthCare, Inc.	3,000,000	3,327,270
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, ETM, Zero Coupon, 12/15/2014	27,680,000	26,893,334
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	28,800,000	30,053,664
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	314,524	1,541
Series A-2, 5.5%, 11/15/2046	63,235	38,261
Series A-1, 6.25%, 11/15/2031	1,182,967	901,575
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.13%**, 4/1/2038, LOC: TD Bank NA	1,000,000	1,000,000
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, SEMASS Partnership:
Series A, 5.625%, 1/1/2015, INS: NATL	4,000,000	4,048,400
Series A, 5.625%, 1/1/2016, INS: NATL	2,750,000	2,783,137
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	11,741,490
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	14,285,000	14,358,282
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014, INS: AMBAC	3,000,000	2,934,480
Series A, AMT, 5.5%, 1/1/2015, INS: AMBAC	3,000,000	2,901,480
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	3,000,000	2,874,510
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.25%, 10/15/2035	7,000,000	7,686,770
Massachusetts, State Water Resource Authority:
Series B, 5.0%, 8/1/2041	5,500,000	5,884,780
Series J, 5.5%, 8/1/2021, INS: AGMC	5,685,000	7,167,875
Series C, 6.0%, 12/1/2011	1,380,000	1,380,207
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018, INS: NATL	10,000,000	8,300,100
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2020, INS: AGMC (a)	14,315,000	17,985,939
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019 (a)	13,710,000	16,709,611
		209,502,737
Michigan 2.0%
Detroit, MI, School District General Obligation, Series C, 5.25%, 5/1/2014, INS: FGIC	1,000,000	1,073,470
Detroit, MI, Sewer Disposal Revenue:
Series D, 0.849%***, 7/1/2032, INS: AGMC	6,365,000	4,314,961
Series B, 7.5%, 7/1/2033, INS: AGMC	10,000,000	11,842,400
Detroit, MI, State General Obligation:
Series A-1, 5.375%, 4/1/2016, INS: NATL	2,760,000	2,760,497
Series A-1, 5.375%, 4/1/2018, INS: NATL	3,000,000	2,956,320
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015, INS: FGIC, NATL	8,710,000	7,705,911
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	9,755,000	10,105,887
Series I, 6.0%, 10/15/2038	9,000,000	9,876,510
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023, INS: AGMC	7,500,000	8,281,125
Michigan, State Hospital Finance Authority Revenue, MidMichigan Health Obligation Group, Series A, 6.125%, 6/1/2039	4,000,000	4,213,480
Michigan, State Hospital Finance Authority Revenue, Trinity Health, Series A, 6.5%, 12/1/2033	10,000,000	11,167,700
Michigan, State Strategic Fund Ltd. Obligation Revenue, Consumers Energy Co., 0.08%**, 4/15/2018, LOC: Bank of Nova Scotia	7,000,000	7,000,000
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	7,200,000	8,560,296
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	560,000	571,575
		90,430,132
Minnesota 0.6%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	6,440,000	7,145,180
Minnesota, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series B, 5.25%, 3/1/2031	9,000,000	9,109,620
University of Minnesota, Higher Education Revenue:
Series A, ETM, 5.75%, 7/1/2017	3,240,000	3,857,576
Series A, ETM, 5.75%, 7/1/2018 (a)	6,760,000	8,131,807
		28,244,183
Mississippi 0.6%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series C, 5.25%, 8/1/2027	13,890,000	15,145,378
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	5,000,000	5,049,800
Series A, 6.5%, 9/1/2032	7,420,000	7,952,608
		28,147,786
Missouri 0.4%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, 5.75%, 6/1/2039	2,150,000	2,240,988
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	8,240,000	7,163,526
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016, INS: AMBAC	6,895,000	5,244,337
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015, INS: AMBAC	4,200,000	3,401,202
		18,050,053
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A, 5.5%, 2/1/2033	1,000,000	1,088,930
Series A, 5.5%, 2/1/2035	1,000,000	1,084,360
Series A, 5.5%, 2/1/2039	1,000,000	1,080,380
		3,253,670
Nevada 0.1%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	5,000,000	5,122,800
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project:
Zero Coupon, 1/1/2013, INS: AMBAC*	5,000,000	925,000
Second Tier, 7.375%, 1/1/2040*	15,000,000	21,000
		6,068,800
New Hampshire 0.2%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 6.5%, 1/1/2031	10,000,000	10,897,300
New Jersey 2.8%
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.5%, 6/15/2031	3,000,000	2,866,830
5.75%, 6/15/2034	2,455,000	2,369,321
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022, INS: NATL	7,140,000	7,480,792
Series A, 5.0%, 7/1/2023, INS: NATL	8,845,000	9,224,627
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, 5.8%, 11/1/2023, INS: AGMC	5,000,000	5,770,350
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	925,080
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.5%, 6/15/2031 (b)	13,200,000	14,326,488
Series A, 5.75%, 6/15/2020, INS: AMBAC	11,000,000	12,943,260
New Jersey, State Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems:
Series A, Zero Coupon, 12/15/2026	54,000,000	24,245,460
Series A, Zero Coupon, 12/15/2028	30,000,000	11,617,500
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 6.0%, 6/15/2035	6,000,000	6,869,640
Series A, 6.0%, 12/15/2038	11,075,000	12,275,530
Series A, Prerefunded, 6.0%, 12/15/2038	5,925,000	7,659,129
New Jersey, State Turnpike Authority Revenue:
Series E, 5.25%, 1/1/2040	5,250,000	5,510,767
Series C-2005, 6.5%, 1/1/2016, INS: AMBAC	1,210,000	1,431,212
Series C-2005, ETM, 6.5%, 1/1/2016, INS: AMBAC	425,000	518,067
		126,034,053
New York 3.4%
Bethlehem, NY, Industrial Development Agency Revenue, 467 Delaware Avenue LLC Project, Series A, AMT, 0.14%**, 9/1/2033, LOC: Hudson River Bank & Trust Co.	1,045,000	1,045,000
Monroe County, NY, Industrial Development Corp. Revenue, Saint Ann's Nursing Home, 0.12%**, 12/1/2040, LOC: HSBC Bank U.S.A. NA	3,190,000	3,190,000
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	6,000,000	6,785,220
New York, Higher Education Revenue, Dormitory Authority, City University, Series B, 6.0%, 7/1/2014, INS: FGIC	3,660,000	3,888,128
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,763,385
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,320,960
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,302,648
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York Law School, 0.1%**, 7/1/2038, LOC: TD Bank NA	1,800,000	1,800,000
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series F, 5.0%, 2/15/2035	5,000,000	5,283,900
Series A, 5.0%, 3/15/2038 (a)	8,750,000	9,160,025
Series C, 5.0%, 3/15/2041	10,000,000	10,511,300
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,062,080
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.25%, 6/1/2022, INS: AMBAC	12,600,000	13,350,960
New York, State Housing Finance Agency Revenue, 400 East 84th Street Associates, Series A, 144A, AMT, 0.12%**, 5/15/2033, LIQ: Fannie Mae	3,200,000	3,200,000
New York, State Housing Finance Agency Revenue, Capitol Green Apartments, Series A, AMT, 0.14%**, 5/15/2036, LIQ: Fannie Mae	1,000,000	1,000,000
New York, Transportation/Tolls Revenue, Transportation Authority, Series E, 5.5%, 11/15/2021, INS: NATL	6,000,000	6,212,820
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	3,530,000	3,549,168
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	10,000,000	10,021,400
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031, GTY: AMR Corp.	9,000,000	7,768,620
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.0%, 6/15/2040	2,270,000	2,385,565
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	11,250,000	12,143,475
New York, NY, General Obligation:
Series D-1, 5.0%, 10/1/2033	25,000,000	26,752,500
Series D-1, 5.0%, 10/1/2034	5,000,000	5,333,850
Series I-1, 5.375%, 4/1/2036	7,000,000	7,655,200
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,016,680
		156,502,884
North Carolina 1.5%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,606,335
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018	4,165,000	4,498,575
North Carolina, Electric Revenue, 5.25%, 1/1/2020, INS: NATL	4,000,000	4,187,840
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018, INS: AMBAC	8,775,000	10,479,632
Series B, 6.0%, 1/1/2022, INS: NATL	18,775,000	22,796,605
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	17,000,000	18,872,380
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	5,410,000	5,654,153
		68,095,520
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	10,220,910
Ohio 1.5%
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012, INS: NATL	350,000	357,774
Avon, OH, School District General Obligation, 6.5%, 12/1/2015, INS: AMBAC	940,000	1,113,120
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015, INS: FGIC, NATL	1,500,000	1,689,105
Big Walnut, OH, School District General Obligation, Local School District, Zero Coupon, 12/1/2012, INS: AMBAC	420,000	413,276
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	1,000,000	1,000,580
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	500,000	576,500
Fayette County, OH, School District General Obligation, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	15,000	15,000
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017, INS: FGIC, NATL	320,000	372,128
Franklin County, OH, Healthcare Facilities Revenue, Presbyterian Services, 5.5%, 7/1/2017	1,000,000	1,001,340
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013	270,000	285,220
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, 6.5%, 12/1/2030	14,425,000	15,879,617
Hilliard, OH, School District General Obligation, Series A, Zero Coupon, 12/1/2012, INS: FGIC, NATL	1,655,000	1,645,219
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012, INS: NATL	1,005,000	992,970
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014, INS: AMBAC	570,000	537,322
Liberty, OH, School District General Obligation, Zero Coupon, 12/1/2012, INS: FGIC, NATL	255,000	251,346
Lorain County, OH, Lakeland Community Hospital, Inc., ETM, 6.5%, 11/15/2012	120,000	122,668
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	6,000,000	6,848,340
North Olmstead, OH, Other General Obligation, 6.2%, 12/1/2011, INS: AMBAC	530,000	530,058
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,133,880
Series B, 6.5%, 10/1/2020	2,250,000	2,734,267
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	475,000	561,003
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	7,620,075
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,163,080
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health System, Series B, 5.5%, 1/1/2039	13,600,000	14,186,296
Springboro, OH, School District General Obligation, Community City School District, 6.0%, 12/1/2011, INS: AMBAC	115,000	115,017
Toledo, OH, Other General Obligation, Macy's Project, Series A, AMT, 6.35%, 12/1/2025, INS: NATL	1,000,000	1,001,500
Wayne, OH, School District General Obligation:
6.45%, 12/1/2011, INS: AMBAC	45,000	45,007
6.6%, 12/1/2016, INS: AMBAC	200,000	230,018
Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013, INS: AGMC	930,000	905,234
		66,326,960
Oklahoma 0.8%
Oklahoma, State Municipal Power Authority, Supply System Revenue, Series A, 6.0%, 1/1/2038	8,625,000	9,516,480
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	23,125,000	26,310,006
		35,826,486
Oregon 0.1%
Oregon, State Health Housing Educational & Cultural Facilities Authority, Assumption Village LLC Project, Series A, 0.16%**, 3/1/2033, LOC: Union Bank NA	3,000,000	3,000,000
Pennsylvania 3.2%
Allegheny County, PA, Airport Revenue, Pittsburgh International Airport:
Series A, AMT, 5.75%, 1/1/2013, INS: NATL	9,400,000	9,762,746
Series A-1, AMT, 5.75%, 1/1/2014, INS: NATL	10,500,000	11,126,430
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	12,354,364
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014, INS: NATL	540,000	574,004
Erie County, PA, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	1,010,770
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017, INS: FGIC, NATL	3,700,000	3,220,517
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	430,000	442,371
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, 5.375%, 12/1/2041	12,550,000	12,901,902
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	2,200,000	2,733,390
Pennsylvania, State Turnpike Commission Revenue, Series B, 5.75%, 6/1/2039	32,000,000	34,010,240
Pennsylvania, State Turnpike Commission Revenue, Capital Appreciation, Series E, Step-up Coupon, 0% to 12/1/2017, 6.375% to 12/1/2038	40,000,000	31,886,000
Pennsylvania, State Turnpike Commission Revenue, Motor License Fund, Series A, 6.0%, 12/1/2036	3,000,000	3,448,650
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014, INS: NATL	1,130,000	1,213,575
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	7,131,259
Philadelphia, PA, Water & Wastewater Revenue:
Series A, 5.25%, 1/1/2032	3,000,000	3,141,600
Series A, 5.25%, 1/1/2036	2,500,000	2,599,525
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014, INS: AMBAC	810,000	848,880
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014, INS: FGIC	55,000	61,008
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017, INS: NATL	6,230,000	5,294,753
		143,761,984
Puerto Rico 3.0%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	13,650,000	14,076,563
Series A, 6.5%, 8/1/2044	35,000,000	39,604,250
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	55,000,000	49,804,150
Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	18,020,000	12,896,554
Puerto Rico Commonwealth, Highway & Transportation Authority Revenue, 5.5%, 7/1/2028, INS: NATL	19,545,000	20,739,199
		137,120,716
Rhode Island 1.1%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039 (a)	13,000,000	13,765,050
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	10,000,000	11,090,600
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015, INS: NATL	18,040,000	18,914,579
Rhode Island, Tobacco Settlement Financing Corp., Series A, 6.125%, 6/1/2032	7,750,000	7,750,000
		51,520,229
South Carolina 1.1%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, 5.375%, 10/1/2039	7,500,000	7,638,600
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
5.75%, 8/1/2039	1,910,000	1,947,168
Series C, Prerefunded, 7.0%, 8/1/2030	6,885,000	7,627,754
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
5.5%, 1/1/2012, INS: NATL	2,810,000	2,822,027
Series A, ETM, 6.5%, 1/1/2016, INS: FGIC	430,000	519,934
6.75%, 1/1/2019, INS: FGIC, NATL	2,065,000	2,629,323
ETM, 6.75%, 1/1/2019, INS: FGIC	1,460,000	1,909,841
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	10,195,000	10,715,659
South Carolina, State Public Service Authority Revenue, Santee Cooper:
Series E, 5.0%, 1/1/2040 (a)	10,000,000	10,589,000
Series A, 5.375%, 1/1/2028	2,500,000	2,787,700
		49,187,006
South Dakota 0.1%
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,131,850
Tennessee 1.0%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	3,000,000	3,109,200
5.625%, 4/1/2038	4,550,000	4,728,724
5.75%, 4/1/2041	8,675,000	9,050,281
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2014, INS: NATL	2,000,000	2,145,000
6.25%, 1/1/2013, INS: NATL	4,000,000	4,187,760
Shelby County, TN, General Obligation:
Zero Coupon, 8/1/2014	4,920,000	4,780,321
ETM, Zero Coupon, 8/1/2014	45,000	43,916
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	10,000,000	9,362,000
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019	7,000,000	6,964,160
Series A, 5.25%, 9/1/2021	2,000,000	1,960,520
		46,331,882
Texas 9.8%
Abilene, TX, Senior Care Revenue, Sears Methodist Retirement, Health Facilities Development, Series A, 5.875%, 11/15/2018	2,666,000	2,453,707
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 3.375%, 4/1/2027 (c)	21,335,000	11,828,764
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012, INS: AMBAC	13,520,000	13,412,651
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2013	4,840,000	4,800,941
Series A, Zero Coupon, 2/15/2014	6,000,000	5,877,420
Dallas, TX, Waterworks & Sewer Systems Revenue, 5.0%, 10/1/2037	4,600,000	4,862,660
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017, INS: NATL	3,910,000	3,516,654
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, Series B, 0.09%**, 11/15/2047, LOC: Northern Trust Co.	8,000,000	8,000,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, 7.25%, 12/1/2035	5,000,000	5,624,850
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	19,858,916
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2027, INS: FGIC, NATL	21,030,000	21,981,608
Series A, 5.5%, 7/1/2039	10,000,000	10,590,400
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project, Series A, 5.0%, 5/15/2040	11,185,000	12,118,500
Houston, TX, Utility Systems Revenue, Series A, 5.25%, 5/15/2022, INS: AGMC	8,500,000	9,230,320
Houston, TX, Water & Sewer Revenue, Series C, Zero Coupon, 12/1/2012, INS: AMBAC	4,350,000	4,325,901
North Texas, Tollway Authority Revenue:
Series C, 5.25%, 1/1/2044	20,000,000	20,252,600
First Tier, Series A, 5.625%, 1/1/2033	6,500,000	6,862,245
Second Tier, Series F, 5.75%, 1/1/2033	12,210,000	12,792,417
Second Tier, Series F, 5.75%, 1/1/2038	16,500,000	17,084,760
First Tier, 6.0%, 1/1/2043	30,000,000	32,452,200
North Texas, Tollway Authority Revenue, Special Project Systems:
Series A, 6.0%, 9/1/2041	6,675,000	7,579,196
Series D, 5.0%, 9/1/2032	8,000,000	8,386,480
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series E, 0.1%**, 11/15/2050, LOC: Wells Fargo Bank NA	1,300,000	1,300,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.625%, 8/15/2035	10,000,000	10,425,300
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	19,470,324
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	24,425,000	24,961,862
Series A, 5.25%, 11/1/2038	20,000,000	21,038,800
Series A, AMT, 5.5%, 11/1/2019, INS: NATL	20,000,000	20,851,400
Texas, Electric Revenue:
Zero Coupon, 9/1/2017, INS: NATL	5,880,000	5,180,162
ETM, Zero Coupon, 9/1/2017, INS: NATL	120,000	109,832
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016, INS: NATL	18,300,000	16,751,454
Texas, Grapevine-Colleyville Independent School District Building:
5.0%, 8/15/2034	6,080,000	6,592,848
5.0%, 8/15/2035	6,130,000	6,631,618
5.0%, 8/15/2036	3,350,000	3,615,722
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	20,309,600
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.933%***, 12/15/2026	19,800,000	13,786,146
Series D, 6.25%, 12/15/2026	20,000,000	21,027,600
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016, INS: NATL	375,000	352,736
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	5,575,000	5,665,092
5.5%, 8/1/2025	2,750,000	2,753,905
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	2,400,000	2,498,088
		447,215,679
Utah 0.1%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015, INS: AMBAC	735,000	884,198
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	25,113
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	200,000	202,142
Utah, Electric Revenue, Intermountain Power Agency, Series A, ETM, 5.0%, 7/1/2012, INS: NATL	280,000	281,089
Utah, State Housing Finance Agency, Single Family Mortgage, Series B, AMT, 0.13%**, 7/1/2032, LIQ: Barclays Bank	4,245,000	4,245,000
		5,637,542
Virginia 0.5%
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017, INS: NATL	5,500,000	6,537,410
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018, INS: AMBAC	3,000,000	3,412,980
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	8,809,229
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015, INS: AMBAC	4,680,000	4,966,042
		23,725,661
Washington 2.3%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014, INS: NATL	12,685,000	12,233,541
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017, INS: FGIC, NATL	6,725,000	5,819,075
Port Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2014, INS: NATL	4,000,000	4,371,520
Washington, State General Obligation:
Series 5, Zero Coupon, 1/1/2017, INS: FGIC, NATL	4,535,000	4,136,827
Series B, 5.0%, 2/1/2033	5,000,000	5,354,600
Series 2011A, 5.0%, 8/1/2033	20,000,000	21,873,400
Series A, 5.0%, 8/1/2035	10,000,000	10,683,100
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	5,240,000	5,132,109
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	7,035,000	7,135,530
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, 6.75%, 11/15/2041	12,175,000	13,469,811
Washington, State Motor Vehicle Tax-Senior 520, Corridor Toll Program:
Series C, 5.0%, 6/1/2032	7,725,000	8,340,219
Series C, 5.0%, 6/1/2033	6,000,000	6,438,540
		104,988,272
Wisconsin 1.8%
Milwaukee County, WI, Series A, ETM, Zero Coupon, 12/1/2011, INS: FGIC	220,000	219,998
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	7,155,120
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	3,760,000	4,625,364
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	6,570,000	8,154,093
Series AA, ETM, 6.5%, 6/1/2012, INS: NATL	3,000,000	3,093,660
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	14,000,000	14,393,260
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029	17,105,000	17,109,276
Wisconsin, State Health & Educational Facilities Authority Revenue, ProHealth Care, Inc.:
Series A, 0.15%**, 8/1/2030, LOC: U.S. Bank NA	500,000	500,000
6.625%, 2/15/2039	7,335,000	7,926,201
Wisconsin, State Health & Educational Facilities Authority Revenue, SSM Health Care Corp., Series A, 5.25%, 6/1/2034	2,000,000	2,050,300
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	13,558,462
Wisconsin, University Hospitals & Clinics Authority Revenue, Series B, 0.1%**, 4/1/2029, LOC: U.S. Bank NA	5,180,000	5,180,000
		83,965,734
Total Municipal Bonds and Notes (Cost $4,052,543,540)		4,335,672,584

Municipal Inverse Floating Rate Notes (d) 13.4%
California 2.7%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (e)	10,700,000	11,331,069
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-4, 144A, 13.688%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (e)	5,236,056	5,897,436
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (e)	3,742,268	4,214,963
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (e)	3,118,557	3,512,470
Trust: California, State Department of Water Resources Revenue, Series 2705, 144A, 12.741%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (e)	15,620,000	16,634,831
Trust: California, University of California Revenues, Series 3368-2, 144A, 18.99%, 5/15/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Waste Water System Revenue, Series A, 5.375%, 6/1/2039 (e)	30,000,000	32,358,600
Trust: Los Angeles, CA, Waste Water System Revenue, Series 3371-2, 144A, 19.49%, 6/1/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (e)	30,000,000	34,044,000
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.48%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, 5.0%, 8/1/2032 (e)	14,997,001	15,855,601
Trust: San Francisco, CA, Bay Area Rapid Transportation District, Series 3161, 144A, 13.637%, 8/1/2032, Leverage Factor at purchase date: 3 to 1
		123,848,970
District of Columbia 0.6%
District of Columbia, Income Tax Revenue, Series A, 5.5%, 12/1/2030 (e)	22,000,000	24,924,900
Trust: District of Columbia, Series 3369, 144A, 19.99%, 12/1/2030, Leverage Factor at purchase date: 4 to 1
Florida 1.5%
Florida, State Turnpike Authority Revenue, Department of Transportation, Series A, 5.0%, 7/1/2021 (e)	30,130,000	33,984,819
Trust: Florida, State Turnpike Authority Revenue, Series 2514, 144A, 43.78%, 7/1/2021, Leverage Factor at purchase date: 10 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (e)	3,740,000	3,941,162
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (e)	3,915,000	4,125,575
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (e)	4,122,500	4,344,236
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (e)	4,317,500	4,549,724
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (e)	16,470,000	17,355,868
Trust: Miami-Dade County, FL, Series 2008-1160, 144A, 9.261%, 7/1/2023, Leverage Factor at purchase date: 2 to 1
		68,301,384
Louisiana 0.2%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (e)	3,023,487	3,237,527
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (e)	3,300,848	3,534,524
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (e)	3,663,166	3,922,492
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.348%, 5/1/2033, Leverage Factor at purchase date: 2 to 1
		10,694,543
Massachusetts 1.8%
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (e)	20,000,000	22,648,600
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 9.98%, 2/1/2034, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2027 (e)	7,825,000	8,479,885
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2033 (e)	3,000,000	3,251,074
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2038 (e)	2,750,000	2,980,151
Trust: Massachusetts, State General Obligation, Series 2008-1203, 144A, 14.838%, 8/1/2027, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (e)	20,000,000	21,792,700
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 43.43%, 8/1/2026, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (e)	20,000,000	21,792,700
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 43.43%, 8/1/2027, Leverage Factor at purchase date: 10 to 1
		80,945,110
Nevada 1.5%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (e)	6,252,645	6,600,848
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (e)	6,565,277	6,930,890
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (e)	6,372,122	6,726,978
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.633%, 6/1/2028, Leverage Factor at purchase date: 3 to 1
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (e)	16,118,519	17,568,641
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (e)	16,841,398	18,356,555
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (e)	10,876,807	11,855,351
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.261%, 6/15/2021, Leverage Factor at purchase date: 2 to 1
		68,039,263
New York 1.1%
New York, State Dormitory Authority Revenues, Columbia University, 5.0%, 7/1/2038 (e)	27,925,000	29,970,767
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722-1, 144A, 18.101%, 7/1/2038, Leverage Factor at purchase date: 4 to 1
New York, NY, General Obligation, Series C-1, 5.0%, 10/1/2024, INS: AGMC (e)	19,425,000	21,574,017
Trust: New York, NY, Series 2008-1131, 144A, 9.222%, 10/1/2024, Leverage Factor at purchase date: 2 to 1
		51,544,784
North Carolina 0.5%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038, INS: AGMC (e)	20,000,000	21,423,800
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series 3333, 144A, 17.96%, 10/1/2038, Leverage Factor at purchase date: 4 to 1
Ohio 0.8%
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2021 (e)	8,725,000	9,966,144
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2022 (e)	8,725,000	9,966,144
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 18.04%, 9/1/2021, Leverage Factor at purchase date: 4 to 1
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (e)	6,032,233	6,306,442
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (e)	10,287,087	10,754,710
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.499%, 1/1/2028, Leverage Factor at purchase date: 3 to 1
		36,993,440
Tennessee 1.5%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (e)	21,793,305	23,764,461
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 18.045%, 1/1/2027, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (e)	20,800,000	22,824,880
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 18.05%, 1/1/2026, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (e)	21,610,075	23,427,067
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 18.058%, 1/1/2028, Leverage Factor at purchase date: 4 to 1
		70,016,408
Texas 1.2%
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (e)	10,000,000	10,787,900
Trust: Dallas, TX, Water Works & Sewer Systems Revenue, Series 3742, 144A, 9.35%, 10/1/2035, Leverage Factor at purchase date: 2 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (e)	5,500,000	5,861,405
Trust: Harris County, TX, Flood Control District, Series 4692, 144A, 9.44%, 10/1/2034, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2022 (e)	3,000,000	3,273,918
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2027 (e)	7,425,000	8,102,947
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2028 (e)	6,540,000	7,137,141
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2029 (e)	7,000,000	7,639,141
Trust: San Antonio, TX, Electric & Gas Revenue, Series 2008-1150, 144A, 9.262%, 2/1/2022, Leverage Factor at purchase date: 2 to 1
Texas, Water Development Board Revenue, Series B, 5.25%, 7/15/2026 (e)	10,000,000	11,257,100
Trust: Texas, Water Development Board, Series 2008-1173, 144A, 18.66%, 7/15/2026, Leverage Factor at purchase date: 4 to 1
		54,059,552
Total Municipal Inverse Floating Rate Notes (Cost $577,101,708)		610,792,154

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,629,645,248)+	108.6	4,946,464,738
Other Assets and Liabilities, Net	(8.6)	(390,215,477)
Net Assets	100.0	4,556,249,261

The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project	Zero Coupon	1/1/2013	5,000,000	2,983,584	925,000
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier*	7.375%	1/1/2040	15,000,000	14,314,437	21,000
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A (c)	3.375%	4/1/2027	21,335,000	21,337,200	11,828,764
				38,635,221	12,774,764

* Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2011.

*** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of November 30, 2011.

+ The cost for federal income tax purposes was $4,679,070,559. At November 30, 2011, net unrealized appreciation for all securities based on tax cost was $267,394,179. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $372,053,617 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $104,659,438.

(a) At November 30, 2011, this security has been pledged, in whole or in part, as collateral for open interest rate swaps.

(b) When-issued security.

(c) Partial interest paying security. The rate shown represents 50% of the original coupon rate.

(d) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.

(e) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.

SPA: Standby Bond Purchase Agreement

At November 30, 2011, open interest rate swap contracts were as follows:
Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)
8/3/2012 8/3/2029	9,650,000	1	Fixed — 3.99%	Floating — LIBOR	(1,693,006)	—	(1,693,006)
3/9/2012 3/9/2031	5,200,000	2	Fixed — 4.562%	Floating — LIBOR	(1,482,323)	—	(1,482,323)
5/14/2012 5/12/2031	44,250,000	1	Fixed — 4.19%	Floating — LIBOR	(9,875,434)	—	(9,875,434)
5/14/2012 5/13/2031	44,300,000	1	Fixed — 4.19%	Floating — LIBOR	(9,887,479)	—	(9,887,479)
5/16/2012 5/16/2031	46,550,000	1	Fixed — 4.185%	Floating — LIBOR	(10,348,062)	—	(10,348,062)
5/16/2012 5/16/2031	46,000,000	1	Fixed — 4.25%	Floating — LIBOR	(10,678,105)	—	(10,678,104)
5/16/2012 5/16/2031	27,750,000	1	Fixed — 4.186%	Floating — LIBOR	(6,173,021)	—	(6,173,021)
5/17/2012 5/17/2031	27,250,000	1	Fixed — 4.1%	Floating — LIBOR	(5,706,121)	—	(5,706,121)
5/11/2012 5/11/2032	10,150,000	2	Fixed — 4.173%	Floating — LIBOR	(2,308,495)	—	(2,308,495)
3/28/2012 3/28/2033	13,300,000	1	Fixed — 4.432%	Floating — LIBOR	(3,719,538)	—	(3,719,538)
4/27/2012 4/27/2033	16,200,000	3	Fixed — 4.369%	Floating — LIBOR	(4,324,246)	—	(4,324,246)
Total unrealized depreciation							(66,195,829)

Counterparties:

1 JPMorgan Chase Securities, Inc.

2 Merrill Lynch & Co., Inc.

3 Citigroup, Inc.

LIBOR: London Interbank Offered Rate

For information on the Fund's policy and additional disclosures regarding interest rate swap contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (f)	$—	$4,946,464,738	$—	$4,946,464,738
Total	$—	$4,946,464,738	$—	$4,946,464,738
Liabilities
Derivatives (g)	$—	$(66,195,829)	$—	$(66,195,829)
Total	$—	$(66,195,829)	$—	$(66,195,829)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended November 30, 2011.

(f) See Investment Portfolio for additional detailed categorizations.

(g) Derivatives include unrealized appreciation (depreciation) on open interest rate swap contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of November 30, 2011 (Unaudited)
Assets
Investments in securities, at value (cost $4,629,645,248)	$4,946,464,738
Cash	3,324,762
Receivable for investments sold	15,423,512
Receivable for Fund shares sold	7,367,134
Interest receivable	66,247,392
Other assets	200,715
Total assets	5,039,028,253
Liabilities
Payable for investments purchased — when-issued securities	23,204,473
Payable for Fund shares redeemed	2,896,830
Payable for floating rate notes issued	383,135,816
Unrealized depreciation on swap contracts	66,195,829
Distributions payable	3,527,385
Accrued management fee	1,215,418
Other accrued expenses and payables	2,603,241
Total liabilities	482,778,992
Net assets, at value	$4,556,249,261
Net Assets Consist of:
Undistributed net investment income	3,091,785
Net unrealized appreciation (depreciation) on: Investments	316,819,490
Swap contracts	(66,195,829)
Accumulated net realized gain (loss)	(15,216,267)
Paid-in capital	4,317,750,082
Net assets, at value	$4,556,249,261

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2011 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($1,929,304,502 ÷ 216,290,129 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.92
Maximum offering price per share (100 ÷ 97.25 of $8.92)	$9.17
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($3,601,038 ÷ 403,640 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.92
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($173,990,594 ÷ 19,506,435 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.92
Class S Net Asset Value, offering and redemption price per share ($2,352,248,144 ÷ 263,349,313 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.93
Institutional Class Net Asset Value, offering and redemption price per share ($97,104,983 ÷ 10,882,374 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.92

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended November 30, 2011 (Unaudited)
Investment Income
Income: Interest	$123,126,064
Expenses: Management fee	7,288,147
Administration fee	2,224,768
Services to shareholders	1,962,309
Distribution and service fees	3,159,877
Custodian fee	21,655
Professional fees	72,773
Reports to shareholders	83,570
Registration fees	95,390
Trustees' fees and expenses	69,532
Interest expense and fees on floating rate notes issued	1,298,907
Other	87,657
Total expenses	16,364,585
Net investment income	106,761,479
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	12,396,495
Swap contracts	(88,000)
12,308,495
Change in net unrealized appreciation (depreciation) on: Investments	97,821,961
Swap contracts	(60,575,048)
37,246,913
Net gain (loss)	49,555,408
Net increase (decrease) in net assets resulting from operations	$156,316,887

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended November 30, 2011 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$156,316,887
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities: Purchases of long-term investments	(879,706,708)
Net amortization of premium (discount)	(12,928,488)
Proceeds from sales and maturities of long-term investments	699,971,108
(Increase) decrease in interest receivable	(798,257)
(Increase) decrease in other assets	(66,047)
(Increase) decrease in receivable for investments sold	(11,005,560)
Increase (decrease) in payable for investments purchased — when-issued securities	23,204,473
Increase (decrease) in accrued expenses and payables	(452,094)
Change in net unrealized (appreciation) depreciation on investments	(97,821,961)
Change in net unrealized (appreciation) depreciation on swap contracts	60,575,048
Net realized (gain) loss from investments	(12,396,495)
Cash provided (used) by operating activities	$(75,108,094)
Cash Flows from Financing Activities
Proceeds from shares sold	441,887,861
Payments for shares redeemed	(328,369,451)
Distributions paid (net of reinvestment of distributions)	(35,996,737)
Cash provided (used) by financing activities	77,521,673
Increase (decrease) in cash	2,413,579
Cash at beginning of period	911,183
Cash at end of period	$3,324,762
Supplemental Disclosure of Non-Cash Financing Activities
Reinvestment of distributions	$69,521,689
Interest expense and fees on floating rate notes issued	$(1,298,907)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
Operations: Net investment income	$106,761,479	$207,852,413
Net realized gain (loss)	12,308,495	(25,266,552)
Change in net unrealized appreciation (depreciation)	37,246,913	(105,044,003)
Net increase (decrease) in net assets resulting from operations	156,316,887	77,541,858
Distributions to shareholders from: Net investment income: Class A	(43,854,537)	(89,676,621)
Class B	(74,095)	(194,993)
Class C	(3,062,308)	(5,620,447)
Class S	(56,483,690)	(106,316,285)
Institutional Class	(1,741,948)	(2,124,100)
Net realized gains: Class A	—	(263,258)
Class B	—	(680)
Class C	—	(20,490)
Class S	—	(283,193)
Institutional Class	—	(7,180)
Total distributions	(105,216,578)	(204,507,247)
Fund share transactions: Proceeds from shares sold	444,401,310	1,123,680,958
Reinvestment of distributions	69,521,689	135,876,018
Payments for shares redeemed	(327,767,054)	(939,146,431)
Net increase (decrease) in net assets from Fund share transactions	186,155,945	320,410,545
Increase from regulatory settlements (see Note G)	—	262,613
Increase (decrease) in net assets	237,256,254	193,707,769
Net assets at beginning of period	4,318,993,007	4,125,285,238
Net assets at end of period (including undistributed net investment income of $3,091,785 and $1,546,884, respectively)	$4,556,249,261	$4,318,993,007

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended May 31,
Class A	Six Months Ended 11/30/11 (Unaudited)		2011		2010	2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$8.82		$9.08		$8.68	$8.85		$8.99		$9.04
Income from investment operations: Net investment income	.21		.42		.43	.41		.40		.39
Net realized and unrealized gain (loss)	.10		(.26)		.41	(.14)		(.13)		.00	***
Total from investment operations	.31		.16		.84	.27		.27		.39
Less distributions from: Net investment income	(.21)		(.42)		(.43)	(.41)		(.40)		(.39)
Net realized gains	—		(.00	)***	(.01)	(.03)		(.01)		(.05)
Total distributions	(.21)		(.42)		(.44)	(.44)		(.41)		(.44)
Net asset value, end of period	$8.92		$8.82		$9.08	$8.68		$8.85		$8.99
Total Return (%)a	3.51	**	1.88		9.80	3.38	b	3.08	b	4.36	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,929		1,833		1,881	1,627		1,745		1,843
Ratio of expenses before expense reductions (including interest expense) (%)c	.81	*	.83		.81	1.11		1.16		1.04
Ratio of expenses after expense reductions (including interest expense) (%)c	.81	*	.83		.81	1.10		1.14		1.02
Ratio of expenses after expense reductions (excluding interest expense) (%)	.75	*	.75		.74	.74		.73		.73
Ratio of net investment income (%)	4.73	*	4.86		4.86	4.95		4.52		4.29
Portfolio turnover rate (%)	15	**	24		37	77		55		19
a Total return does not reflect the effect of any sales charges.
b Total return would have been lower had certain expenses not been reduced.
c Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Class B	Six Months Ended 11/30/11 (Unaudited)		2011		2010	2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$8.82		$9.08		$8.68	$8.86		$8.99		$9.04
Income from investment operations: Net investment income	.17		.35		.35	.34		.34		.32
Net realized and unrealized gain (loss)	.10		(.26)		.41	(.15)		(.13)		.00	***
Total from investment operations	.27		.09		.76	.19		.21		.32
Less distributions from: Net investment income	(.17)		(.35)		(.35)	(.34)		(.33)		(.32)
Net realized gains	—		(.00	)***	(.01)	(.03)		(.01)		(.05)
Total distributions	(.17)		(.35)		(.36)	(.37)		(.34)		(.37)
Net asset value, end of period	$8.92		$8.82		$9.08	$8.68		$8.86		$8.99
Total Return (%)a	3.09	**	1.05		8.90	2.45	b	2.42	b	3.59	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4		4		6	7		12		19
Ratio of expenses before expense reductions (including interest expense) (%)c	1.63	*	1.64		1.64	1.92		1.98		1.84
Ratio of expenses after expense reductions (including interest expense) (%)c	1.63	*	1.64		1.64	1.89		1.89		1.77
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.57	*	1.56		1.57	1.53		1.48		1.48
Ratio of net investment income (%)	3.90	*	4.04		4.03	4.16		3.77		3.54
Portfolio turnover rate (%)	15	**	24		37	77		55		19
a Total return does not reflect the effect of any sales charges.
b Total return would have been lower had certain expenses not been reduced.
c Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Class C	Six Months Ended 11/30/11 (Unaudited)		2011		2010	2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$8.81		$9.08		$8.68	$8.85		$8.99		$9.04
Income from investment operations: Net investment income	.17		.35		.36	.34		.34		.32
Net realized and unrealized gain (loss)	.11		(.27)		.41	(.14)		(.13)		.00	***
Total from investment operations	.28		.08		.77	.20		.21		.32
Less distributions from: Net investment income	(.17)		(.35)		(.36)	(.34)		(.34)		(.32)
Net realized gains	—		(.00	)***	(.01)	(.03)		(.01)		(.05)
Total distributions	(.17)		(.35)		(.37)	(.37)		(.35)		(.37)
Net asset value, end of period	$8.92		$8.81		$9.08	$8.68		$8.85		$8.99
Total Return (%)a	3.24	**	.98		8.98	2.61	b	2.32	b	3.59	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	174		143		121	59		32		22
Ratio of expenses before expense reductions (including interest expense) (%)c	1.57	*	1.61		1.60	1.88		1.92		1.81
Ratio of expenses after expense reductions (including interest expense) (%)c	1.57	*	1.61		1.60	1.87		1.90		1.78
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.51	*	1.53		1.53	1.52		1.49		1.49
Ratio of net investment income (%)	3.96	*	4.08		4.07	4.18		3.76		3.53
Portfolio turnover rate (%)	15	**	24		37	77		55		19
a Total return does not reflect the effect of any sales charges.
b Total return would have been lower had certain expenses not been reduced.
c Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Class S	Six Months Ended 11/30/11 (Unaudited)		2011		2010	2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$8.83		$9.09		$8.69	$8.87		$9.00		$9.05
Income from investment operations: Net investment income	.22		.44		.44	.43		.42		.41
Net realized and unrealized gain (loss)	.10		(.26)		.41	(.15)		(.12)		.00	***
Total from investment operations	.32		.18		.85	.28		.30		.41
Less distributions from: Net investment income	(.22)		(.44)		(.44)	(.43)		(.42)		(.41)
Net realized gains	—		(.00	)***	(.01)	(.03)		(.01)		(.05)
Total distributions	(.22)		(.44)		(.45)	(.46)		(.43)		(.46)
Net asset value, end of period	$8.93		$8.83		$9.09	$8.69		$8.87		$9.00
Total Return (%)	3.61	**	2.07		10.00	3.48	a	3.42	a	4.59	a
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,352		2,301		2,081	1,818		1,873		1,961
Ratio of expenses before expense reductions (including interest expense) (%)b	.62	*	.64		.62	.90		.95		.82
Ratio of expenses after expense reductions (including interest expense) (%)b	.62	*	.64		.62	.89		.93		.79
Ratio of expenses after expense reductions (excluding interest expense) (%)	.56	*	.56		.55	.54		.52		.50
Ratio of net investment income (%)	4.91	*	5.05		5.05	5.16		4.74		4.52
Portfolio turnover rate (%)	15	**	24		37	77		55		19
a Total return would have been lower had certain expenses not been reduced.
b Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Institutional Class	Six Months Ended 11/30/11 (Unaudited)		2011		2010	2009		2008	2007
Selected Per Share Data
Net asset value, beginning of period	$8.82		$9.08		$8.68	$8.85		$8.99	$9.04
Income from investment operations: Net investment income	.22		.44		.45	.43		.43	.41
Net realized and unrealized gain (loss)	.10		(.26)		.41	(.14)		(.13)	.00 ***
Total from investment operations	.32		.18		.86	.29		.30	.41
Less distributions from: Net investment income	(.22)		(.44)		(.45)	(.43)		(.43)	(.41)
Net realized gains	—		(.00	)***	(.01)	(.03)		(.01)	(.05)
Total distributions	(.22)		(.44)		(.46)	(.46)		(.44)	(.46)
Net asset value, end of period	$8.92		$8.82		$9.08	$8.68		$8.85	$8.99
Total Return (%)	3.67	**	2.13		10.09	3.61	a	3.35	4.62
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	97		38		36	6		5	4
Ratio of expenses before expense reductions (including interest expense) (%)b	.54	*	.59		.57	.90		.90	.78
Ratio of expenses after expense reductions (including interest expense) (%)b	.54	*	.59		.57	.89		.90	.78
Ratio of expenses after expense reductions (excluding interest expense) (%)	.48	*	.51		.50	.54		.49	.49
Ratio of net investment income (%)	4.99	*	5.09		5.09	5.16		4.77	4.53
Portfolio turnover rate (%)	15	**	24		37	77		55	19
a Total returns would have been lower had certain expenses not been reduced.
b Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Managed Municipal Bond Fund (the "Fund") is a diversified series of DWS Municipal Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and services fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement. The amendments are the result of the work by the Financial Accounting Standards Board and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund's financial statements.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate municipal bond into a special purpose trust (the "Trust"). In turn the Trust issues a short-term floating rate note and an inverse floater. The income stream from the underlying bond in the Trust is divided between the floating rate note and the inverse floater. The income provided by the inverse floater bears an inverse relationship with the short-term rate paid to the floating rate note holder. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond's par amount and is paid to a third party, usually a tax-exempt money market fund, at rates that generally reset weekly. The inverse floater earns all of the interest from the underlying fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the Trust. The inverse floater represents an investment in the underlying bond on a leveraged basis; the Fund bears all of the price risk of the underlying bond in the Trust and receives all the benefits from any potential appreciation of the underlying bond's value.

By holding the inverse floater, the Fund has the right to collapse the Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption "Payable for floating rate notes issued" in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the Trust are included in "Interest expense and fees on floating rate notes issued" in the Statement of Operations.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund's inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The Trust could be terminated outside of the Fund's control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

The weighted average outstanding daily balance of the floating rate notes issued during the six months ended November 30, 2011 was approximately $383,135,000, with a weighted average interest rate of 0.68%.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

At May 31, 2011, the Fund had a net tax basis capital loss carryforward of approximately $1,746,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2019, the expiration date, whichever occurs first.

From November 1, 2010 through May 31, 2011, the Fund incurred approximately $26,502,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending May 31, 2012.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of May 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in swap contracts, certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund's custodian bank at November 30, 2011.

B. Derivative Instruments

Interest Rate Swap Contracts. The value of the Fund's underlying bond investments are subject to interest rate risk. As interest rates increase, the value of the Fund's fixed rate bonds may fall. The longer the duration of the fund's securities, the more sensitive the Fund will be to interest rate changes. For the six months ended November 30, 2011, to help mitigate this interest rate risk, the Fund entered into interest rate swap contracts to reduce the duration of the Investment Portfolio. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund agrees to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The payment obligations are based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. In connection with these agreements, securities and or cash may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the interest rate swap contract, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. The Fund generally intends, but is not obligated, to terminate its interest rate swaps before the effective date. Payments received or made are recorded as realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily based upon a price supplied by a Board approved pricing vendor and the change in value is recorded as unrealized appreciation or depreciation. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made are recorded as realized gain or loss in the Statement of Operations.

A summary of the open interest rate swap contracts as of November 30, 2011, is included in a table following the Fund's Investment Portfolio. For the six months ended November 30, 2011, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from approximately $290,600,000 to $290,750,000.

The following tables summarize the value of the Fund's derivative instruments held as of November 30, 2011 and the related location in the accompanying Statements of Assets and Liabilities presented by the primary underlying risk exposure:
Liability Derivative	Swap Contracts
Interest Rate Contracts (a)	$(66,195,829)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized depreciation on swap contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the period ended November 30, 2011 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Swap Contracts
Interest Rate Contracts (a)	$(88,000)

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from swap contracts
Change in Net Unrealized Appreciation (Depreciation)	Swap Contracts
Interest Rate Contracts (a)	$(60,575,048)

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on swap contracts

C. Purchases and Sales of Securities

During the six months ended November 30, 2011, purchases and sales of investment securities (excluding short-term investments) aggregated $879,706,708 and $699,971,108, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.365%
Next $750 million of such net assets	.345%
Next $1.5 billion of such net assets	.325%
Next $2.5 billion of such net assets	.315%
Next $2.5 billion of such net assets	.295%
Next $2.5 billion of such net assets	.275%
Next $2.5 billion of such net assets	.255%
Over $12.5 billion of such net assets	.235%

For the six months ended November 30, 2011, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.33% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor a fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2011, the Administration Fee was $2,224,768, of which $372,836 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2011, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at November 30, 2011
Class A	$177,327	$93,337
Class B	976	563
Class C	11,346	7,477
Class S	359,534	165,651
Institutional Class	1,647	902
	$550,830	$267,930

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended November 30, 2011, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2011
Class B	$14,511	$2,231
Class C	589,215	105,322
	$603,726	$107,553

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2011, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2011	Annualized Effective Rate
Class A	$2,354,909	$817,224	.25%
Class B	4,837	815	.25%
Class C	196,405	69,027	.25%
	$2,556,151	$887,066

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid to DIDI in connection with the distribution of Class A shares for the six months ended November 30, 2011 aggregated $93,367.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended November 30, 2011, the CDSC for Class B and C shares aggregated $3,160 and $18,259, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2011, DIDI received $12,433 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended November 30, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $12,505, of which $10,000 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2011.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2011		Year Ended May 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	17,146,511	$153,001,936	35,208,434	$314,241,082
Class B	2,877	25,749	70,937	635,839
Class C	4,894,389	43,699,626	7,272,129	65,065,253
Class S	20,053,728	179,267,742	80,796,184	704,215,793
Institutional Class	7,647,670	68,406,257	4,396,620	39,522,991
		$444,401,310		$1,123,680,958
Shares issued to shareholders in reinvestment of distributions
Class A	3,908,141	$34,908,666	7,616,416	$67,468,927
Class B	7,232	64,608	17,801	157,919
Class C	265,634	2,372,618	461,008	4,079,289
Class S	3,429,782	30,681,038	7,041,085	62,519,098
Institutional Class	167,030	1,494,759	186,041	1,650,785
		$69,521,689		$135,876,018
Shares redeemed
Class A	(12,735,173)	$(113,637,810)	(41,985,518)	$(367,547,981)
Class B	(78,494)	(699,125)	(224,507)	(1,978,020)
Class C	(1,906,700)	(17,006,098)	(4,840,588)	(42,341,898)
Class S	(20,770,549)	(185,679,463)	(56,072,613)	(490,067,299)
Institutional Class	(1,202,770)	(10,744,558)	(4,288,010)	(37,211,233)
		$(327,767,054)		$(939,146,431)
Net increase (decrease)
Class A	8,319,479	$74,272,792	839,332	$14,162,028
Class B	(68,385)	(608,768)	(135,769)	(1,184,262)
Class C	3,253,323	29,066,146	2,892,549	26,802,644
Class S	2,712,961	24,269,317	31,764,656	276,667,592
Institutional Class	6,611,930	59,156,458	294,651	3,962,543
		$186,155,945		$320,410,545

G. Regulatory Settlements

On December 21, 2006, the Advisor settled proceedings with the SEC and the New York Attorney General regarding alleged improper trading of fund shares. In accordance with the distribution plan, developed by a distribution consultant, settlement proceeds were distributed to affected shareholders of the Fund, and unclaimed proceeds were then paid to the Fund in the amount of $258,220. In addition, the Fund received $4,393 of non-affiliated regulatory settlements. These payments are included in "Increase from regulatory settlements" in the Statement of Changes in Net Assets for the year ended May 31, 2011. The amounts of the payments were less than 0.01% of the Fund's average net assets, thus having no impact on total return.

Investment Management Agreement Approval

The Board of Trustees approved the renewal of DWS Managed Municipal Bond Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2011.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

· In September 2011, all of the Fund's Trustees were independent of DWS and its affiliates.

· The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

· The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

· In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

· Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2010, the Fund's performance (Class A shares) was in the 3rd quartile, 1st quartile and 1st quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2010.

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses, and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were at the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2010, and analyzing Lipper expense universe Class A expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
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Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SMLAX	SMLBX	SMLCX	SCMBX	SMLIX
CUSIP Number	23337W-709	23337W-808	23337W-881	23337W-865	23337W-857
Fund Number	466	666	766	2066	544

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FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
· Social Security number
· Account balances
· Purchase and transaction history
· Bank account information
· Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
· open an account
· give us your contact information
· provide bank account information for ACH or wire transactions
· tell us where to send money
· seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
· sharing for affiliates' everyday business purposes — information about your creditworthiness
· affiliates from using your information to market to you
· sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

Notes

Notes

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DMMBF-3
(R-025437-1 1/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 30, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 30, 2012